SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment reporting information

(in thousands of $)	2015				2014				2013
	Vessel operations	LNG trading	FLNG*	Total	Vessel operations	LNG trading	FLNG*	Total	Vessel operations	LNG trading	Total
Time and voyage charter revenues	90,127	—	—	90,127	95,399	—	—	95,399	90,558	—	90,558
Vessel and other management fees	12,547	—	—	12,547	10,756	—	—	10,756	9,270	—	9,270
Vessel and voyage operating expenses	(125,389)	—	—	(125,389)	(76,910)	—	—	(76,910)	(58,009)	—	(58,009)
Administrative expenses	(28,657)	—	(4,869)	(33,526)	(17,468)	(64)	(1,735)	(19,267)	(22,816)	(136)	(22,952)
Impairment of long-term assets	(1,957)	—	—	(1,957)	(500)	—	—	(500)	(500)	—	(500)
Depreciation and amortization	(73,732)	—	—	(73,732)	(49,561)	(250)	—	(49,811)	(36,562)	(309)	(36,871)
Other operating loss	—	—	—	—	(6,387)	—	—	(6,387)	—	—	—
Other operating gains (losses) - LNG trade	—	—	—	—	—	1,317	—	1,317	—	—	—
Gain on disposals to Golar Partners (including amortization of deferred gain)	102,884	—	—	102,884	43,783	—	—	43,783	65,619	—	65,619
Impairment of vessel held-for-sale	(1,032)	—	—	(1,032)	—	—	—	—	—	—	—
Loss on disposal of vessel	(5,824)	—	—	(5,824)	—	—	—	—	—	—	—
Operating (loss) income	(31,033)	—	(4,869)	(35,902)	(888)	1,003	(1,735)	(1,620)	47,560	(445)	47,115
Other non-operating income (loss)	12,513		—	12,513	26,766	718	—	27,484	27,605	—	27,605
Net financial (expenses) income	(174,619)	—	—	(174,619)	(87,600)	(252)	—	(87,852)	41,768	—	41,768
Income taxes	3,053	—	—	3,053	1,114	—	—	1,114	3,404	—	3,404
Equity in net earnings (losses) of affiliates	16,454	—	—	16,454	19,408	—	—	19,408	15,821	—	15,821
Net (loss) income	(173,632)	—	(4,869)	(178,501)	(41,200)	1,469	(1,735)	(41,466)	136,158	(445)	135,713
Non-controlling interests	(19,158)	—	—	(19,158)	(1,655)	—	—	(1,655)	—	—	—
Net (loss) income attributable to Golar LNG Ltd	(192,790)	—	(4,869)	(197,659)	(42,855)	1,469	(1,735)	(43,121)	136,158	(445)	135,713
Total assets	3,436,784	—	870,804	4,307,588	3,630,538	1,335	360,120	3,991,993	2,664,953	268	2,665,221
Investment in affiliates	313,021	—	—	313,021	335,372	—	—	335,372	350,918	—	350,918
Capital expenditures	565,777	—	111,572	677,349	1,202,901	—	313,645	1,516,546	734,155	—	734,155

* The Hilli conversion into a FLNG commenced in 2014. Therefore no comparative segmental information for the year ended December 31, 2013 was presented. We incurred FLNG project costs of $7.7 million for the year ended December 31, 2013. These were included in administrative expenses.

Revenue by major customer
In the years ended December 31, 2015, 2014 and 2013, revenues from the following customers accounted for over 10% of our consolidated time charter revenues:

(in thousands of $)	2015		2014		2013
Nigeria LNG Ltd	37,994	42%	—	—%	—	—%
Major commodity trading company	16,167	18%	15,761	17%	—	—%
Major Japanese trading company	—	—%	55,975	59%	47,744	53%
Gdf Suez Gas	—	—%	—	—%	10,015	11%
Eni Spa	—	—%	—	—%	8,912	10%
BG Group plc	—	—%	—	—%	13,114	14%

Revenues and fixed assets with respect to geographical area
The following geographical data presents our revenues with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG vessels operate on a worldwide basis and are not restricted to specific locations.

Revenues (in thousands of $)	2015	2014	2013
Kuwait*	—	4,182	—

* This relates to revenues from the Golar Igloo prior to her disposal to Golar Partners on March 28, 2014.